Pensions and Post-Employment Benefits - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012
Disclosure of defined benefit plans [line items]
Costs of defined contribution plans		$ 50	$ 45	$ 49
Projected benefits obligation		2,738	2,454	2,867
increase in the net projected liability		10	22	11
Curtailment gain loss on settlement		$ 3
Period of settlement of one time settlement obligation		20 years
Post employment healthcare benefits [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 62	58
Trinidad Cement Limited [member]
Disclosure of defined benefit plans [line items]
increase in the net projected liability			6
Mexico [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 203	$ 168
Medical inflation rates used to determine the projected benefits obligation		8.00%	7.00%
Puerto Rico [member]
Disclosure of defined benefit plans [line items]
Medical inflation rates used to determine the projected benefits obligation		6.30%	6.20%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation	[1]	$ 1,681	$ 1,464
Medical inflation rates used to determine the projected benefits obligation		6.50%	6.80%
United States [member]
Disclosure of defined benefit plans [line items]
Projected benefits obligation		$ 297	$ 286
Medical inflation rates used to determine the projected benefits obligation		8.00%	5.00%
United States [member] | Transition to defined contribution plan [member]
Disclosure of defined benefit plans [line items]
One time settlement obligation incurred due to transition of contribution plans		$ 24
Spain [member]
Disclosure of defined benefit plans [line items]
Income from prior period adjustment of retirement benefit				5
United States And United Kingdom [member] | Multi-employer defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Contribution to the multiemployer plans combined amounts		18	$ 17	$ 17
Estimate of contribution to be made to the plan in the subsequent annual period		$ 19
CEMEX U.K. [member]
Disclosure of defined benefit plans [line items]
Operating assets					$ 553
Dividends received					$ 20
Percentage of annual rate					5.00%

[1]	Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund receives annual dividends of $20, increasing at a 5% rate per year, from a limited partnership (the “Partnership”), whose assets transferred by CEMEX UK of an approximate value of $553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.